Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 78,716
Amortization	(9,207)
Ending balance	69,509
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	211,644
Amortization	0
Ending balance	211,644
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(132,928)
Amortization	(9,207)
Ending balance	$ (142,135)